Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 26 –CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

	As of September 30,
	2024	2023
ASSETS
Cash and cash equivalents	$5,098	$10,336
Prepayments, deposits and other current assets	9,575,900	8,272,000
Investment in subsidiaries	4,078,601	13,340,885
Total assets	$13,659,599	$21,623,221

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes	1,075,781
Interest payable	4,044
Accrued expenses and other current liabilities	-	55,000
Total liabilities	$1,079,825	$55,000

SHAREHOLDERS’ EQUITY*
Class A ordinary Shares $0.001 par value, 499,100,000 shares authorized, 1,771,835 and 1,400,625 shares issued and outstanding as of September 30, 2024 and 2023	1,572	1,401
Class B ordinary share, $0.001 par value, 800,000 shares authorized, 200,000 and 0 shares issued and outstanding as of September 30, 2024 and September 30, 2023	200	-
Preference share, $0.001 per value, 100,000 shares authorized, 0 shares issued and outstanding as of September 30, 2024 and September 30, 2023	-	-
Additional paid-in capital	15,198,564	23,256,219
Accumulated deficit	(2,620,562)	(1,689,399)
Total equity of the Company’s shareholders	12,579,774	21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$13,659,599	$21,623,221

*	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.

	For the years ended September 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	$(703,552)	$(624,877)	$(1,070,920)
Bank charges and others	(227,611)	(2,125)
Total operating expenses	(931,163)	(627,002)	(1,070,920)

Other non business income	-	8,523	-
Net loss	$(931,163)	$(618,479)	$(1,070,920)

Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	-	-	-
Total comprehensive loss	$(931,163)	$(618,479)	$(1,070,920)

	For the years ended September 30,
	2024	2023	2022
Cash Flows from Operating Activities:
Net loss	$(931,163)	$(618,479)	$(1,070,920)
Changes in operating assets and liabilities:
Prepaid expenses and other	(1,303,900)	556,142	-
Interest payable	4,044	-	-
Accrued expenses and current liabilities	(55,000)	55,000	(556,141)
Net cash used in operating activities	(2,286,019)	(7,337)	(1,627,061)

Cash Flows from Investing Activity:
Long-term investment	-	-	(4,078,601)
Net cash used in investing activity	-	-	(4,078,601)

Cash Flows from Financing Activities:
Proceeds received from stock issuance	1,205,000	-	12,409,022
Proceeds from convertible bond	1,075,781	-	-
Payments to related parties	-	-	(6,685,687)
Net cash provided by financing activities	2,280,781	-	5,723,335

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	(5,238)	(7,337)	17,673
Cash, cash equivalents and restricted cash at the beginning of year	10,336	17,673	-
Cash and cash equivalents and restricted cash at the end of year	$5,098	$10,336	$17,673

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the cost method to account for investment in its subsidiaries.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(c) Shareholders’ Equity

The Company is authorized to issue 4,991,000,000 Class A ordinary shares of a par value of US$0.0001 each, 8,000,000 Class B ordinary shares of a par value of US$0.0001 each and 1,000,000 preference shares of a par value of US$0.0001 each. There are currently 17,718,348 issued and outstanding ordinary shares, including 15,718,348 Class A ordinary shares and 2,000,000 Class B ordinary shares. Mr. Tao Ling holds 12.14% of the Class A ordinary shares and 100% of the Class B ordinary shares through his wholly owned holding company, while Mr. Xiaohong Yin holds 6.12% of the Class A ordinary shares through his wholly owned holding company.

Share Surrender

In December 2020, an aggregate of 27,175,000 ordinary shares were surrendered by all our shareholders for no consideration and were then cancelled which in nature is a stock reverse split. As a result, the number of issued and outstanding ordinary shares decreased from 37,300,000 shares to 10,125,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.

Initial Public Offering

On April 29, 2022, the Company consummated its initial public offering of 3,881,250 ordinary shares, par value $0.0001 per share, including 506,250 additional ordinary shares issued pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $4.00 per share, generating gross proceeds to the Company of $15,525,000 before deducting underwriting discounts and commissions and offering expenses. The offering was conducted on a firm commitment basis. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $12,409,022 (with $388 in par value and $12,408,634 in additional paid-in capital) net proceeds from its initial public offering.

Private placement

On January 31, 2024, OST entered into a Subscription Agreement for a private placement with MIDEA INTERNATIONAL CO., LIMITED. Pursuant to the Subscription Agreement, OST has agreed to issue and sell to the Purchaser 2,800,000 unregistered ordinary shares of the OST, at a purchase price equivalent to $0.35 per share. OST will receive $980,000 in proceeds from the Private Placement of these unregistered Ordinary Shares.

On March 28, 2024, according to the resolution of the shareholders’ meeting, the Company issued 2 million Class B ordinary shares to SHYD Investment Management Limited at an issuance price of $0.0001 per share. No Dividends or other distributions shall be payable on the Class B Ordinary Shares.

Redemption Conversion Shares

On June 21, 2024, the Company entered into the other securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $1,360,000, at a purchase price of $1,250,000. Following that, Streeterville Capital, LLC redeemed the Note in Redemption Conversion Shares in June, August and September 2024 with a price of $0.3212, $0.2181 and $0.2371 with a cost of U$50,000, $50,000 and $125,000 respectively. As the result, the company issued 912,098 ordinary shares of the OST to Streeterville Capital, LLC.

Stock Reverse Split

On December 31, 2024, the Company finished a stock reverse split. The Company authorized share capital of $500,000 divided into 4,991,000,000 Class A ordinary shares of a par value of $0.0001 each, 8,000,000 Class B ordinary shares of a par value of $0.0001 each and 1,000,000 preference shares of a par value of $0.0001 each, be consolidated and divided at a share consolidation ratio of one (1)-for-ten (10), such that, the authorized share capital of $500,000 will be divided into: (i) 499,100,000 Class A ordinary shares of par value of $0.001 each, (ii) 800,000 Class B ordinary shares of par value of $0.001 each, and (iii) 100,000 preference shares of a par value of $0.001 each. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.